Goodwill and Other Intangible Assets (Details) - Schedule of estimated amortization expenses relating to intangible assets $ in Thousands	Sep. 30, 2022 USD ($)
Schedule Of Estimated Amortization Expenses Relating To Intangible Assets Abstract
Remaining 3 months of 2022	$ 9,842
2023	22,585
2024	18,530
2025	16,051
2026	15,957
2027 and thereafter	46,717
Total	$ 129,682